Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management
Schedule of hedging instruments

EURm	USD	GBP	CNY	INR
2018
Foreign exchange derivatives used as cash flow hedges, net(1)	(952)	(374)	–	–
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	952	374
Foreign exchange derivatives used as fair value hedges for FX risk, net(2)	(314)	93	–	–
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	314	(93)
Foreign exchange derivatives used as net investment hedges, net(3)	(2 486)	(61)	(944)	(544)
Foreign exchange exposure designated as hedged item for net investment hedging, net(3)	2 486	61	944	544
Foreign exchange derivatives used as hedges for interest bearing-liabilities, net	1 804	–	–	–
Foreign exchange exposure from interest-bearing liabilities, net	(1 800)	–	–	–
Other foreign exchange derivatives, carried at fair value through profit and loss, net(4)	1 690	102	886	596
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	(2 446)	(63)	(978)	(299)
2017
Foreign exchange derivatives used as cash flow hedges, net(1)	(803)	(106)	–	–
Foreign exchange derivatives used as fair value hedges, net(2)	(84)	(1)	–	–
Foreign exchange derivatives used as net investment hedges, net(3)	(2 839)	(10)	(728)	(403)
Foreign exchange exposure from statement of financial position items, net	(3 365)	(31)	(765)	(352)
Foreign exchange derivatives not designated in a hedge relationship, carried at fair value through profit and loss, net(4)	1 777	(25)	577	446
Cross-currency/interest rate hedges	1 377	–	–	–
(1)

Used to hedge the foreign exchange risk from forecasted highly probable cash flows related to sales, purchases and business acquisition activities. In some currencies, especially the U.S. dollar, the Group has substantial foreign exchange risks in both estimated cash inflows and outflows. In 2018 the underlying exposures for which these hedges are entered into are included to the table due to the adoption of IFRS 9. In 2017 the underlying exposures were not presented in the table as they are not financial instruments.

(2)

Used to hedge foreign exchange risk from contractual firm commitments. In 2018 the underlying exposures for which these hedges are entered into are included in the table due to the adoption of IFRS 9. In 2017 the underlying exposures were not presented in the table as they are not financial instruments.

(3)

Used to hedge net investment exposure. In 2018 the underlying exposures for which these hedges are entered into are included in the table due to the adoption of IFRS 9. In 2017 the underlying exposures were not presented in the table as they are not financial instruments.

(4)

Items on the statement of financial position and some probable forecasted cash flows denominated in foreign currencies are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss.

Schedule of VaR from financial instruments

	2018				2017
	Total	Impact	Impact	Impact	Total	Impact	Impact	Impact
EURm	VaR	on profit	on OCI	on CTA	VaR	on profit	on OCI	on CTA
As of December 31	16	21	33	6	22	13	30	–
Average for the year	14	18	38	5	14	26	46	–
Range for the year	5-24	7-27	25-58	0-8	5-24	12-64	30-55	0-5

Schedule of Interest rate profile of interest-bearing assets and liabilities

	2018		2017
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Other financial assets(2)	143	68	117	73
Current financial investments	145	466	196	715
Cash and cash equivalents	497	5 765	576	6 793
Interest-bearing liabilities	(3 614)	(208)	(3 637)	(57)
Financial assets and liabilities before derivatives	(2 829)	6 091	(2 748)	7 524
Interest rate derivatives	2 332	(2 332)	1 371	(1 371)
Financial assets and liabilities after derivatives	(497)	3 759	(1 377)	6 153
(1)	All cash equivalents and credit support-related liabilities with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.
(2)

Other financial assets include interest-bearing customer and vendor financing related loan receivables as well as certain other long-term interest-bearing loan receivables that have been presented in other non-current financial assets and other financial assets in the consolidated statement of financial position.

Schedule of sensitivity to interest rate exposure in the investment and debt portfolios.

	2018			2017
	Impact on	Impact	Impact	Impact on	Impact	Impact
EURm	fair value	on profit	on OCI	fair value	on profit	on OCI
Interest rates – increase by 100 basis points	34	3	4	126	2	(1)
Interest rates – decrease by 50 basis points	(17)	(1)	(2)	(67)	(1)	–

Schedule of effects of hedge accounting on the financial position and performance

EURm	Cash flow hedges (FX forwards and options)(1)	Net investment hedges (FX forwards and options)(1)	Fair value hedges (FX forwards)(1)	Fair value and cash flow hedges (IR swaps and cross currency swaps)(1)
Carrying amount of hedges	(13)	(11)	(4)	(46)
Notional amount of hedges	(1 451)	(4 129)	(226)	2 330
Notional amount of hedged items	1 451	4 129	231	(2 330)
Change in intrinsic value of hedging instruments since 1 January	(44)	(83)	(13)	9
Change in value of hedged items used to determine hedge effectiveness	45	83	17	(7)
(1)	No significant ineffectiveness has been recorded during 2018 and economic relationships have been fully effective

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting as of December 31 are outlined in the table below:

					Maturity breakdown of net notional amounts (EURm)(1)
	Currency	Instrument	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Beyond 1 year
Cash flow hedge accounting
	GBP	FX Forwards	3	0.8866	(184)	(38)	(93)	(53)
	GBP	FX Options	7	0.9064	(191)	(48)	(90)	(53)
	JPY	FX Forwards	(4)	130.0618	(150)	(51)	(99)	–
	PLN	FX Forwards	1	4.2966	149	46	102	–
	USD	FX Forwards	(19)	1.1653	(655)	(140)	(515)	–
	USD	FX Options	2	1.2029	(297)	(87)	(210)	–
Net investment hedge accounting
	CNY	FX Forwards	4	7.8333	(944)	(944)	–	–
	INR	FX Forwards	(15)	81.5362	(544)	(544)	–	–
	USD	FX Forwards	(2)	1.1414	(2 246)	(2 246)	–	–
	USD	FX Options	1	1.1703	(240)	(240)	–	–
Fair value hedge accounting for FX risk
	USD	FX Forwards	(3)	1.1478	(314)	(378)	64	–

(1)   Negative notional amounts indicate that hedges sell currency and positive notional amounts indicate that hedges buy currency.

Schedule for allowance of doubtful accounts

The aging of trade receivables, contract assets and customer finance loans is as follows:

		Past due	Past due	Past due
EURm	Current	1-30 days	31-180 days	More than 180 days	Total
As of December 31, 2018
Trade receivables	4 224	243	300	284	5 051
Contract assets(1)	1 875	–	–	–	1 875
Customer finance loans	186	–	–	–	186
Total	6 285	243	300	284	7 112
As of December 31, 2017
Trade receivables	6 179	158	277	458	7 072
Customer finance loans	158	2	–	–	160
Total	6 337	160	277	458	7 232

(1)   The Group adopted IFRS 15 on January 1, 2018, by applying the modified retrospective method, hence no comparatives for December 31, 2017.

Movements in loss allowances, all of which relate to trade receivables, for the years ended December 31:

EURm	2018	2017	2016
As of January 1	192	168	62
Charged to income statement	86	61	126
Deductions(1)	(83)	(37)	(20)
As of December 31	195	192	168

(1)   Deductions include utilization and releases of allowances

Schedule of loans and loan allowances

EURm	2018	2017
Loan commitments given undrawn	313	495
Outstanding customer finance loans	186	160
Total	499	655

For customer and vendor finance related loans, the credit loss estimate is typically based on a 12 month expected credit loss for outstanding loans and estimated additional draw-downs during this period. The loss allowance is calculated on a quarterly basis based on a review of collectability and available collateral, derecognized from other comprehensive income and recognized in other financial expenses in the consolidated income statement.

The changes in loss allowance for customer and vendor finance related loan receivables is presented below:

EURm	Loss allowance
As of December 31, 2017	–
Adoption of IFRS 9(1)	9
As of January 1, 2018	9
(Decrease)/increase during the year	(2)
As of December 31, 2018	7
(1)	Initial adjustment following the adoption of IFRS 9 as a result of applying the expected credit loss model

Schedule of outstanding fixed income and money market investments

EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)(4)
2018
Banks	Aaa	–	317	–	–	–	–	317
	Aa1-Aa3	1 210	209	3	20	–	–	1 442
	A1-A3	1 609	1 851	452	120	207	–	4 239
	Baa1-Baa3	58	228	47	–	–	–	333
	Ba1-Ba3	57	–	–	–	–	–	57
	B1-B3	25	18	–	–	–	–	43
	Caa1-Caa3	12	–	–	–	–	–	12
	Non-rated	172	10	3	–	–	–	185
Other	A1-A3	–	245	–	–	–	–	245
Total		3 143	2 878	505	140	207	–	6 873
2017
Banks	Aaa	–	607	–	–	–	–	607
	Aa1-Aa3	1 224	398	74	69	–	–	1 765
	A1-A3	1 628	1 808	247	240	191	45	4 159
	Baa1-Baa3	483	455	232	125	–	–	1 295
	Ba1-Ba3	25	35	–	2	–	–	62
	Non-rated	126	38	–	–	–	–	164
Governments	A1-A3	11	1	2	–	–	–	14
Other	Aa1-Aa3	–	24	10	39	–	–	73
	A1-A3	–	10	53	78	–	–	141
Total		3 497	3 376	618	553	191	45	8 280
(1)	Bank Parent Company ratings are used here for bank groups. In some emerging markets countries, actual bank subsidiary ratings may differ from the Parent Company rating.
(2)

Fixed income and money-market investments include bank deposits, structured deposits, investments in liquidity funds and investments in fixed income instruments. Liquidity funds that invested mainly in bank securities are included under Banks and other liquidity funds are included under Other. Additionally, in 2017, liquidity funds that invested solely in government securities are included under Governments.

(3)

Instruments that include a call feature have been presented at their final maturities, if any. Instruments that are contractually due beyond 3 months include EUR 472 million (EUR 701 million in 2017) of instruments that have a call period of less than 3 months.

(4)

The Group has assessed credit quality of restricted financial assets of EUR 158 million (EUR 142 million in 2017) and has concluded that expected credit losses are not significant. These assets have been excluded from the table.

Schedule of financial assets and liabilities subject to offsetting under enforceable master netting agreements

				Related amounts not set off in the statement of financial position
EURm	Gross amounts of financial assets/ (liabilities)	Gross amounts of financial liabilities/ (assets) set off in the statement of financial position	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral received/(pledged)	Net amount
2018
Derivative assets	131	–	131	104	15	12
Derivative liabilities	(178)	–	(178)	(103)	(72)	(3)
Total	(47)	–	(47)	1	(57)	9
2017
Derivative assets	197	–	197	135	38	24
Derivative liabilities	(268)	–	(268)	(145)	(100)	(23)
Total	(71)	–	(71)	(10)	(62)	1

Schedule of current long-term funding programs

Issuer:	Program:	Issued
Nokia Corporation	Euro Medium-Term Note Program, totaling EUR 5 000 million	1,250

Significant current long-term funding programs as of December 31, 2018:

Issuer:	Program:	Issued
Nokia Corporation	Local commercial paper program in Finland, totaling EUR 750 million	–

Schedule of undiscounted cash flow analysis for financial liabilities and financial assets

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2018
Non-current financial assets
Other non-current financial assets(1)	146	23	–	48	25	50
Current financial assets
Current financial investments	612	231	381	–	–	–
Other current financial assets excluding derivatives(2)	97	35	62	–	–	–
Cash and cash equivalents(3)	6 271	5 796	125	142	208	–
Cash flows related to derivative financial assets net settled:
Derivative contracts - receipts	22	3	(6)	8	8	9
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	11 428	9 506	1 017	151	46	708
Derivative contracts – payments	(11 093)	(9 463)	(1 008)	(124)	(17)	(481)
Trade receivables	4 851	3 998	774	79	–	–
Non-current financial liabilities
Long-term interest-bearing liabilities	(3 918)	(28)	(72)	(730)	(604)	(2 484)
Current financial liabilities
Short-term interest-bearing liabilities	(1 024)	(470)	(554)	–	–	–
Other financial liabilities excluding derivatives	(731)	–	(731)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	12 251	9 863	1 335	68	482	503
Derivative contracts – payments	(12 236)	(9 944)	(1 347)	(20)	(459)	(466)
Trade payables	(4 773)	(4 645)	(104)	(23)	–	(1)
Contingent financial assets and liabilities
Loan commitments given undrawn(4)	(313)	(14)	(30)	(153)	(77)	(39)
Loan commitments obtained undrawn(5)	2 323	249	(3)	2 077	–	–
(1)

Other non-current financial assets include long-term customer and vendor financing related loan receivables as well as certain other long-term loan receivables that have been presented in other non-current financial assets in the consolidated statement of financial position.

(2)

Other current financial assets excluding derivatives include short-term customer and vendor financing related loan receivables that have been presented in other financial assets in the consolidated statement of financial position.

(3)

Instruments that include a call feature have been presented at their final maturities, if any. Instruments that are contractually due beyond 3 months include EUR 472 million of instruments that have a call period of less than 3 months.

(4)	Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.
(5)	Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2017
Non-current financial assets
Long-term loan receivables	112	21	–	77	4	10
Current financial assets
Short-term loan receivables	92	6	86	–	–	–
Current financial investments and cash equivalents(1)	4 797	3 381	621	558	192	45
Bank and cash	3 497	3 497	–	–	–	–
Cash flows related to derivative financial assets gross settled:
Derivative contracts - receipts	11 484	10 249	1 235	–	–	–
Derivative contracts - payments	(11 330)	(10 108)	(1 222)	–	–	–
Trade receivables(2)	5 633	4 297	1 208	107	21	–
Non-current financial liabilities
Long-term interest-bearing liabilities	(4 657)	(44)	(95)	(938)	(1 098)	(2 482)
Other long-term liabilities	(754)	–	–	(748)	–	(6)
Current financial liabilities
Short-term interest-bearing liabilities	(313)	(215)	(98)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts - receipts	10 278	8 265	280	573	486	674
Derivative contracts - payments	(10 245)	(8 366)	(243)	(568)	(467)	(601)
Trade payables	(3 996)	(3 731)	(251)	(9)	(3)	(2)
Contingent financial assets and liabilities
Loan commitments given undrawn(3)	(495)	(71)	(172)	(174)	(78)	–
Loan commitments obtained undrawn(4)	1 566	(1)	(3)	1 570	–	–
(1)

Instruments that include a call feature have been presented at their final maturities, if any. Instruments that are contractually due beyond 3 months included EUR 701 million of instruments that have a call period of less than 3 months in 2017.

(2)	Trade receivables maturity analysis did not include accrued receivables of EUR 1 247 million.
(3)	Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.